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TYPE						13F-HR
PERIOD						03/31/2010
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	March 31, 2009
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	April 12, 2010

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		61
Form 13F Information Table Value Total:		652747
List of Other Included Managers:
  No. 13F File Number		Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101    19208 543068.00 SH      Sole                543068.00
AFLAC Inc                      COM              001055102    15418 284000.00 SH      Sole                284000.00
Agilent Technologies Inc       COM              00846U101     3213 93425.00 SH       Sole                 93425.00
Air Prods & Chems Inc          COM              009158106    17583 237775.00 SH      Sole                237775.00
Altera Corporation             COM              021441100    11943 491475.00 SH      Sole                491475.00
Amphenol Corp Cl-A             COM              032095101    14668 347675.00 SH      Sole                347675.00
Apple Inc                      COM              037833100     8460 36000.00 SH       Sole                 36000.00
Avon Products                  COM              054303102     5771 170375.00 SH      Sole                170375.00
Bard C R Inc                   COM              067383109    15195 175426.00 SH      Sole                175426.00
Baxter International Inc       COM              071813109     8704 149550.00 SH      Sole                149550.00
Becton Dickinson & Co          COM              075887109     3978 50525.00 SH       Sole                 50525.00
BlackRock, Inc.                COM              09247x101     3277 15050.00 SH       Sole                 15050.00
Celgene Corporation            COM              151020104    19279 311150.00 SH      Sole                311150.00
Cisco Systems Inc              COM              17275R102    21527 826999.00 SH      Sole                826999.00
Clorox Company                 COM              189054109    13377 208565.00 SH      Sole                208565.00
Cooper Industries Inc          COM              g24140108    11491 239700.00 SH      Sole                239700.00
Discovery Communications -A    COM              25470f104    13854 410000.00 SH      Sole                410000.00
Dover Corp                     COM              260003108    14345 306850.00 SH      Sole                306850.00
Eaton Corp                     COM              278058102     6715 88625.00 SH       Sole                 88625.00
EMC Corp/Mass                  COM              268648102     5998 332500.00 SH      Sole                332500.00
Emerson Electric Co            COM              291011104    20175 400776.00 SH      Sole                400776.00
Exxon Mobil Corporation        COM              30231G102     8429 125850.00 SH      Sole                125850.00
Genzyme Corp - Genl Division   COM              372917104     2286 44100.00 SH       Sole                 44100.00
Goldman Sachs Group Inc        COM              38141G104     6591 38625.00 SH       Sole                 38625.00
Google Inc - Class A           COM              38259P508    18621 32835.00 SH       Sole                 32835.00
Hewlett Packard Co             COM              428236103    20557 386775.00 SH      Sole                386775.00
Home Depot, Inc                COM              437076102     5425 167700.00 SH      Sole                167700.00
J.P. Morgan Chase & Company    COM              46625H100    10697 239050.00 SH      Sole                239050.00
Kohls Corp                     COM              500255104    13425 245075.00 SH      Sole                245075.00
Medco Health Solutions Inc     COM              58405u102     6624 102600.00 SH      Sole                102600.00
Metlife Inc                    COM              59156r108    16213 374100.00 SH      Sole                374100.00
Mylan Inc                      COM              628530107    14571 641625.00 SH      Sole                641625.00
National Oilwell Varco         COM              637071101    14272 351700.00 SH      Sole                351700.00
Nike Inc Cl B                  COM              654106103    14801 201375.00 SH      Sole                201375.00
Norfolk Southern Corp          COM              655844108     6405 114600.00 SH      Sole                114600.00
Northern Trust Corp            COM              665859104     2239 40525.00 SH       Sole                 40525.00
Oracle Corporation             COM              68389X105    19494 758225.00 SH      Sole                758225.00
Pepsico Inc                    COM              713448108    19914 301000.00 SH      Sole                301000.00
Price T Rowe Group Inc         COM              74144T108    13430 244324.00 SH      Sole                244324.00
Procter & Gamble               COM              742718109     6808 107600.00 SH      Sole                107600.00
Qualcomm Inc.                  COM              747525103     6332 150900.00 SH      Sole                150900.00
Quest Diagnostics              COM              74834L100     5482 94050.00 SH       Sole                 94050.00
Raytheon Company               COM              755111507    12662 221675.00 SH      Sole                221675.00
Roper Industries Inc           COM              776696106    11679 201925.00 SH      Sole                201925.00
Staples Inc                    COM              855030102     3670 156800.00 SH      Sole                156800.00
Steel Dynamics Inc             COM              858119100    10995 629350.00 SH      Sole                629350.00
Sunoco Inc.                    COM              86764P109     1321 44450.00 SH       Sole                 44450.00
Target Corp                    COM              87612e106     6085 115675.00 SH      Sole                115675.00
Thermo Fisher Scientific Inc   COM              883556102     3256 63300.00 SH       Sole                 63300.00
Time Warner Inc                COM              887317303     3661 117075.00 SH      Sole                117075.00
Transocean                     COM              H8817h100    16952 196252.00 SH      Sole                196252.00
U S Bancorp                    COM              902973304    14119 545575.00 SH      Sole                545575.00
Ultra Petroleum                COM              903914109    11528 247225.00 SH      Sole                247225.00
United Parcel Service - Cl B   COM              911312106     5201 80750.00 SH       Sole                 80750.00
VF Corp                        COM              918204108    21093 263175.00 SH      Sole                263175.00
Vulcan Materials Co            COM              929160109      896 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    16537 297425.00 SH      Sole                297425.00
Waste Mgmt Inc                 COM              94106L109     5571 161800.00 SH      Sole                161800.00
Waters Corp                    COM              941848103    14310 211875.00 SH      Sole                211875.00
XTO Energy Inc                 COM              98385X106     2722 57700.00 SH       Sole                 57700.00
Yum! Brands,Inc                COM              988498101     3688 96225.00 SH       Sole                 96225.00

REPORT SUMMARY			61 DATA RECORDS		     652747     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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